UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-5824

DOMINI SOCIAL TRUST
(Exact Name of Registrant as Specified in Charter)

536 Broadway, 7th Floor, New York, New York 10012
(Address of Principal Executive Offices)

Amy L. Domini
Domini Social Investments LLC
536 Broadway, 7th Floor
New York, New York 10012
(Name and Address of Agent for Service)

Registrant’s Telephone Number, including Area Code: 212-217-1100

Date of Fiscal Year End: July 31

Date of Reporting Period: October 31, 2005

Item 1. Schedule of Investments.

Domini Social Index Trust (Index Trust) is a series of Domini Social Trust (formerly Domini Social Index Portfolio). The Index Trust’s Schedule of Investments is set forth below.

Domini European Social Equity Trust (European Trust) is a series of Domini Social Trust (formerly Domini Social Index Portfolio). The European Trust’s Schedule of Investments is set forth below.

Investing For GoodSM

Domini Social Index Trust
Domini European Social Equity Trust

each a series of
Domini Social Trust

Quarterly Holdings Report
October 31, 2005 (Unaudited)

Domini Social Index Trust

Portfolio of Investments

October 31, 2005 (Unaudited)

Security	Shares	Value
Consumer Discretionary – 14.3%
American Greetings Corporation, Class A	16,300	$411,575
AutoZone, Inc. (a)	14,531	1,175,558
Bandag, Inc.	2,400	102,000
Bed Bath & Beyond (a)	75,200	3,047,104
Best Buy Co., Inc.	104,300	4,616,318
Black & Decker Corp.	20,200	1,659,026
Bright Horizons Family Solutions, Inc. (a)	6,400	255,808
Centex Corporation	32,700	2,104,245
Champion Enterprises, Inc. (a)	20,200	280,376
Charming Shoppes, Inc. (a)	29,400	329,280
Circuit City Stores, Inc.	43,100	766,749
Claire's Stores, Inc.	27,000	703,350
Comcast Corporation, Class A (a)	564,858	15,719,998
Cooper Tire and Rubber Company	17,400	237,684
Dana Corporation	39,500	296,645
Darden Restaurants, Inc.	35,200	1,141,184
DeVry, Inc. (a)	13,600	307,360
Disney (Walt) Company (The)	518,200	12,628,534
Dollar General Corporation	84,151	1,635,895
Dow Jones & Company	15,400	522,214
eBay Inc. (a)	285,372	11,300,731
Emmis Communications Corporation, Class A (a)	8,860	173,390
Family Dollar Stores Inc.	41,100	909,954
Foot Locker, Inc.	40,600	789,264
Gaiam, Inc. (a)	2,200	23,078
Gap Inc.	147,297	2,545,292
Genuine Parts Company	45,600	2,023,272
Harley-Davidson, Inc.	70,500	3,491,865
Harman International Industries, Inc.	17,320	1,729,575
Hartmarx Corporation (a)	8,500	59,330
Home Depot, Inc. (The)	550,744	22,602,534
Horton (D.R.), Inc.	68,933	2,115,554
Interface, Inc., Class A (a)	11,400	88,008
Johnson Controls, Inc.	49,100	3,341,255
KB Home	20,300	1,326,605
Lee Enterprises, Inc.	12,500	490,125
Consumer Discretionary (Continued)
Leggett & Platt, Incorporated	47,400	$949,896
Limited Brands	91,530	1,831,515
Liz Claiborne, Inc.	28,000	985,600
Lowe's Companies, Inc.	200,400	12,178,308
Mattel, Inc.	103,985	1,533,779
Maytag Corporation	22,600	389,172
McDonald's Corporation	320,800	10,137,280
McGraw-Hill Companies	96,300	4,712,922
Media General, Inc., Class A	6,800	358,700
Men's Wearhouse, Inc. (a)	13,050	322,335
Meredith Corporation	10,200	508,980
Modine Manufacturing Company	8,700	287,622
New York Times Company, Class A	38,900	1,059,636
Newell Rubbermaid, Inc.	70,078	1,611,093
Nordstrom, Inc.	58,000	2,009,700
Office Depot (a)	80,100	2,205,153
Omnicom Group, Inc.	46,700	3,874,232
Penney (J.C.) Company, Inc.	64,700	3,312,640
Pep Boys -- Manny, Moe & Jack	14,000	193,200
Phillips-Van Heusen Corporation	7,200	204,840
Pixar (a)	14,000	710,220
Pulte Homes, Inc.	56,200	2,123,798
Radio One, Inc. (a)	5,800	68,730
RadioShack Corporation	33,700	744,770
Reebok International Ltd.	13,900	792,995
Ruby Tuesday, Inc.	15,800	346,178
Russell Corporation	8,300	112,299
Scholastic Corporation (a)	9,700	315,735
Scripps (E.W.) Company (The), Class A	21,400	980,120
Snap-On Incorporated	15,050	542,101
Spartan Motors, Inc.	3,100	31,620
Stanley Works	18,200	872,326
Staples, Inc.	188,484	4,284,241
Starbucks Corporation (a)	199,114	5,630,944
Stride Rite Corporation	10,800	140,616

Domini Social Index Trust / Portfolio of Investments (Continued)

October 31, 2005 (Unaudited)

Security	Shares	Value
Consumer Discretionary (Continued)
Target Corporation	227,400	$12,663,906
Tiffany & Co.	37,300	1,469,620
Timberland Company (The) (a)	13,400	377,210
Time Warner, Inc.	1,206,220	21,506,903
TJX Companies, Inc.	119,300	2,568,529
Tribune Company	69,456	2,188,559
Tupperware Corporation	15,000	343,950
Univision Communications, Inc., Class A (a)	60,300	1,576,242
Valassis Communications Inc. (a)	13,600	425,000
Value Line, Inc.	1,500	58,500
Visteon Corporation	34,000	283,220
Washington Post Company, Class B	1,500	1,117,500
Wendy's International, Inc.	30,100	1,406,272
Whirlpool Corporation	16,800	1,318,800
		214,618,242
Consumer Staples – 12.1%
Alberto-Culver Company, Class B	19,750	857,348
Albertson's, Inc.	93,100	2,337,741
Avon Products, Inc.	120,500	3,252,295
Campbell Soup Company	48,500	1,411,350
Chiquita Brands International, Inc.	10,800	298,188
Church & Dwight Co., Inc.	15,600	546,780
Clorox Company	39,700	2,148,564
Coca-Cola Company	533,600	22,827,408
Colgate-Palmolive Company	134,100	7,101,936
Costco Wholesale Corporation	123,530	5,973,911
CVS Corporation	209,800	5,121,218
Estée Lauder Companies, Inc. (The), Class A	29,600	981,832
General Mills Incorporated	94,300	4,550,918
Green Mountain Coffee, Inc. (a)	1,800	75,618
Hain Celestial Group, Inc. (The) (a)	8,700	168,084
Heinz (H.J.) Company	87,000	3,088,500
Consumer Staples (Continued)
Hershey Foods Corporation	46,800	$2,659,644
Kellogg Company	65,400	2,888,718
Kimberly-Clark Corporation	122,964	6,989,274
Kroger Company (a)	185,700	3,695,430
Longs Drug Stores Corporation	6,200	258,602
McCormick & Company, Inc.	34,900	1,057,121
Nature's Sunshine Products, Inc.	3,990	77,207
PepsiAmericas, Inc.	16,400	382,448
PepsiCo, Inc.	429,170	25,355,363
Procter & Gamble Company	883,016	49,440,065
Safeway Inc.	114,500	2,663,270
Smucker (J.M.) Company	15,105	690,450
SUPERVALU, Inc.	34,200	1,074,906
Sysco Corporation	163,200	5,207,712
Tootsie Roll Industries, Inc.	6,638	201,131
United Natural Foods, Inc. (a)	10,000	281,100
Walgreen Company	262,400	11,920,832
Whole Foods Market, Inc.	17,200	2,479,036
Wild Oats Markets, Inc. (a)	6,550	72,836
Wrigley (Wm.) Jr. Company	46,000	3,197,000
		181,333,836
Energy – 3.0%
Anadarko Petroleum Corporation	60,985	5,531,949
Apache Corporation	84,924	5,420,699
Cooper Cameron Corp. (a)	14,200	1,046,966
Devon Energy Corporation	117,144	7,073,155
EOG Resources, Inc.	61,900	4,195,582
Helmerich & Payne, Inc.	13,000	720,200
Kinder Morgan, Inc.	25,000	2,272,500
National Oilwell Varco, Inc. (a)	44,200	2,761,174
Noble Energy, Inc.	44,600	1,786,230
Pioneer Natural Resources Company	36,300	1,816,815
Rowan Companies, Inc.	29,200	963,308
Smith International	54,200	1,756,080

Domini Social Index Trust / Portfolio of Investments (Continued)

October 31, 2005 (Unaudited)

Security	Shares	Value
Energy (Continued)
Sunoco, Inc.	34,900	$2,600,050
Williams Companies, Inc.	146,700	3,271,410
XTO Energy Inc.	93,000	4,041,780
		45,257,898
Financials – 23.8%
AFLAC, Inc.	129,400	6,182,732
Allied Capital Corporation	36,100	975,422
AMBAC Financial Group, Inc.	27,400	1,942,386
American Express Company	318,500	15,851,745
American International Group, Inc.	666,976	43,220,045
AmSouth Bancorporation	89,500	2,258,085
BB&T Corporation	141,200	5,978,408
Capital One Financial Corporation	74,500	5,688,075
Cathay General Bancorp	10,490	409,005
Chittenden Corporation	13,220	380,339
Chubb Corporation	51,100	4,750,767
Cincinnati Financial Corporation	45,817	1,949,513
Comerica Incorporated	42,800	2,472,984
Edwards (A.G.), Inc.	19,187	811,994
Fannie Mae	248,365	11,802,305
Fifth Third Bancorp	143,411	5,760,820
First Horizon National Corporation	31,400	1,214,552
FirstFed Financial Corp. (a)	4,500	240,705
Franklin Resources, Inc.	37,900	3,349,223
Freddie Mac	177,300	10,877,355
Genl Growth Properties	60,734	2,579,980
Golden West Financial	65,500	3,846,815
Hartford Financial Services Group (The)	77,300	6,164,675
Heartland Financial USA, Inc.	4,200	86,016
Janus Capital Group Inc.	55,726	977,991
Jefferson-Pilot Corporation	34,325	1,883,756
KeyCorp	104,800	3,378,752
Lincoln National Corporation	44,000	2,226,840
M&T Bank Corp.	20,500	2,205,390
Financials (Continued)
Maguire Properties Inc.	7,900	$237,000
Marsh & McLennan Companies, Inc.	137,800	4,016,870
MBIA, Inc.	34,300	1,997,632
MBNA Corporation	324,975	8,309,611
Medallion Financial Corp.	4,300	39,560
Mellon Financial Corporation	107,700	3,413,013
Merrill Lynch & Co., Inc.	237,892	15,401,128
MGIC Investment Corporation	23,500	1,392,140
Moody's Corporation	64,600	3,440,596
Morgan (J.P.) Chase & Co.	904,292	33,115,173
National City Corporation	146,600	4,724,918
Northern Trust Corporation	47,200	2,529,920
PNC Financial Services Group	74,900	4,547,179
Popular Inc.	67,500	1,367,550
Principal Financial Group, Inc.	72,700	3,608,101
Progressive Corporation (The)	50,900	5,894,729
Regions Financial Corp. (New)	118,200	3,847,410
SAFECO Corporation	32,200	1,793,540
Schwab (Charles) Corporation	266,500	4,050,800
SLM Corporation	107,700	5,980,581
Sovereign Bancorp	91,800	1,980,126
St. Paul Travelers Companies, Inc. (The)	174,464	7,856,114
State Street Corporation	84,900	4,689,027
SunTrust Banks, Inc.	93,600	6,784,128
Synovus Financial Corporation	78,850	2,166,010
T. Rowe Price Group, Inc.	33,800	2,214,576
U.S. Bancorp	469,921	13,900,263
UnumProvident Corporation	74,900	1,519,721
Wachovia Corporation	405,843	20,503,188
Wainwright Bank & Trust Co.	2,625	27,968
Washington Mutual, Inc.	255,942	10,135,303

Domini Social Index Trust / Portfolio of Investments (Continued)

October 31, 2005 (Unaudited)

Security	Shares	Value
Financials (Continued)
Wells Fargo & Company	433,906	$26,121,141
Wesco Financial Corporation	400	138,700
		357,210,391
Health Care – 13.2%
Affymetrix Inc (a)	16,700	758,681
Allergan, Inc.	33,405	2,983,067
Amgen, Inc. (a)	317,053	24,019,935
Bard (C.R.), Inc.	26,500	1,653,070
Bausch & Lomb Incorporated	14,400	1,068,336
Baxter International, Inc.	160,700	6,143,561
Becton Dickinson and Company	64,300	3,263,225
Biogen Idec Inc. (a)	87,550	3,557,157
Biomet, Inc.	63,800	2,222,154
Boston Scientific Corporation (a)	151,300	3,800,656
CIGNA Corporation	33,300	3,858,471
Cross Country Healthcare, Inc. (a)	3,800	69,046
Dionex Corporation (a)	5,600	271,208
Fisher Scientific International (a)	32,000	1,808,000
Forest Laboratories, Inc. (a)	87,100	3,301,961
Genzyme Corporation (a)	66,100	4,779,030
Guidant Corporation	85,138	5,363,694
Hillenbrand Industries, Inc.	15,500	714,085
Humana, Inc. (a)	41,200	1,828,868
IMS Health, Inc.	57,113	1,326,735
Invacare Corporation	7,700	260,183
Invitrogen Corporation (a)	14,000	890,260
Johnson & Johnson	764,580	47,877,999
King Pharmaceuticals Inc. (a)	60,700	936,601
Manor Care, Inc.	19,800	737,550
McKesson HBOC, Inc.	79,020	3,589,879
MedImmune, Inc. (a)	62,500	2,186,250
Medtronic, Inc.	311,500	17,649,590
Merck & Co., Inc.	564,600	15,933,012
Millipore Corporation (a)	13,700	838,714
Molina Healthcare Inc. (a)	2,800	57,540
Mylan Laboratories, Inc.	54,375	1,044,544
Health Care (Continued)
St. Jude Medical, Inc. (a)	93,900	$4,513,773
Stryker Corporation	74,500	3,059,715
Synovis Life Technologies, Inc. (a)	2,600	23,426
Thermo Electron Corporation (a)	40,900	1,234,771
UnitedHealth Group Incorporated	324,934	18,810,428
Waters Corporation (a)	30,600	1,107,720
Watson Pharmaceuticals (a)	26,300	908,928
Zimmer Holdings, Inc. (a)	63,500	4,049,395
		198,501,218
Industrials – 6.4%
3M Company	196,700	14,945,266
Alaska Air Group, Inc. (a)	6,900	217,557
American Power Conversion	43,400	928,326
AMR Corporation (a)	37,600	507,976
Apogee Enterprises, Inc.	7,400	121,212
Ault, Inc. (a)	1,200	2,496
Avery Dennison Corporation	27,400	1,552,210
Baldor Electric Company	8,800	213,840
Banta Corporation	6,550	329,727
Brady Corporation, Class A	12,000	345,240
CLARCOR, Inc.	12,900	354,750
Cooper Industries, Inc., Class A	23,600	1,673,004
Cross (A.T.) Company (a)	3,800	17,100
Cummins, Inc.	11,600	990,292
Deere & Company	61,500	3,731,820
Deluxe Corporation	13,100	436,623
Donaldson Company, Inc.	16,900	528,125
Donnelley (R.R.) & Sons Company	54,000	1,891,080
Emerson Electric Company	106,700	7,420,985
Fastenal Company	16,200	1,136,106
FedEx Corporation	78,200	7,188,926
GATX Corporation	12,600	470,862
Graco, Inc.	18,552	635,777
Grainger (W.W.), Inc.	19,800	1,326,204
Granite Construction Incorporated	7,725	263,500
Herman Miller, Inc.	19,300	529,013

Domini Social Index Trust / Portfolio of Investments (Continued)

October 31, 2005 (Unaudited)

Security	Shares	Value
Industrials (Continued)
HNI Corporation	13,300	$650,370
Hubbell Incorporated, Class B	15,060	725,290
Ikon Office Solutions	38,800	387,224
Illinois Tool Works, Inc.	53,800	4,560,088
JetBlue Airways Corporation (a)	22,600	420,586
Kadant Inc. (a)	3,700	62,160
Kansas City Southern Industries, Inc. (a)	20,000	443,200
Kelly Services, Inc.	5,075	140,476
Lawson Products, Inc.	400	13,660
Lincoln Electric Holdings, Inc.	11,000	435,270
Masco Corporation	110,400	3,146,400
Milacron, Inc. (a)	12,633	16,170
Monster Worldwide (a)	31,200	1,023,672
Nordson Corporation	8,000	297,360
Norfolk Southern Corporation	103,800	4,172,760
Pall Corp.	31,100	813,576
Pitney Bowes, Inc.	58,600	2,465,888
Robert Half International, Inc.	43,100	1,589,528
Ryder System, Inc.	15,800	626,786
Smith (A.O.) Corporation	5,200	168,376
Southwest Airlines Co.	176,562	2,826,758
SPX Corporation	18,330	788,557
Standard Register Company	6,000	91,200
Steelcase, Inc.	13,300	190,456
Tennant Company	2,300	100,165
Thomas & Betts Corporation (a)	12,800	498,176
Toro Company	10,800	394,308
Trex Company, Inc. (a)	3,700	76,849
United Parcel Service, Inc., Class B	284,933	20,783,012
Yellow Roadway Corporation (a)	13,880	630,846
		96,297,184
Information Technology – 19.4%
3Com Corporation (a)	103,000	396,550
Adaptec, Inc. (a)	27,400	112,614
ADC Telecommunications (a)	31,228	544,929
Advanced Micro Devices, Inc. (a)	103,800	2,410,236
Advent Software, Inc. (a)	4,200	129,024
Information Technology (Continued)
Analog Devices, Inc.	95,400	$3,318,012
Andrew Corporation (a)	43,800	465,156
Apple Computer, Inc. (a)	213,000	12,266,670
Applied Materials, Inc.	415,700	6,809,166
Arrow Electronics, Inc. (a)	31,600	932,516
Autodesk, Inc.	58,000	2,617,540
Automatic Data Processing, Inc.	149,774	6,988,455
BMC Software, Inc. (a)	55,400	1,085,286
CDW Corporation	16,500	929,775
Ceridian Corporation (a)	36,300	795,333
Cisco Systems, Inc. (a)	1,645,114	28,707,239
Coherent, Inc. (a)	7,700	227,997
Compuware Corporation (a)	98,800	799,292
Convergys Corp. (a)	35,500	576,875
Dell Inc. (a)	616,886	19,666,326
Electronic Arts Inc. (a)	78,200	4,448,016
Electronic Data Systems Corporation	132,400	3,086,244
EMC Corporation (a)	622,800	8,694,288
Entegris, Inc. (a)	15,700	153,232
Gerber Scientific, Inc. (a)	5,700	45,087
Hewlett-Packard Company	737,110	20,668,564
Hutchinson Technology Incorporated (a)	6,500	161,200
Imation Corporation	9,100	389,571
Intel Corporation	1,568,755	36,865,743
Lexmark International Group, Inc. (a)	30,300	1,258,056
LSI Logic Corporation (a)	104,200	845,062
Lucent Technologies, Inc. (a)	1,139,492	3,247,552
Merix Corporation (a)	3,750	20,213
Micron Technology, Inc. (a)	155,200	2,016,048
Microsoft Corporation	2,369,430	60,894,350
Molex Incorporated	37,946	960,413
National Semiconductor Corporation	88,400	2,000,492
Novell, Inc. (a)	101,600	774,192
Novellus Systems, Inc. (a)	35,500	776,030
Palm Inc. (a)	13,904	357,194
Paychex, Inc.	85,000	3,294,600
Plantronics Inc.	13,400	399,990

Domini Social Index Trust / Portfolio of Investments (Continued)

October 31, 2005 (Unaudited)

Security	Shares	Value
Information Technology (Continued)
Polycom Inc. (a)	24,300	$371,790
Qualcomm, Inc.	419,500	16,679,320
Red Hat, Inc. (a)	38,900	903,258
Sapient Corporation (a)	15,500	80,445
Scientific-Atlanta, Inc.	40,400	1,431,776
Solectron Corporation (a)	242,800	857,084
Sun Microsystems, Inc. (a)	874,000	3,496,000
Symantec Corporation (a)	309,300	7,376,805
Tektronix, Inc.	23,000	528,540
Tellabs, Inc. (a)	113,200	1,082,192
Texas Instruments, Inc.	417,278	11,913,287
Xerox Corporation (a)	245,800	3,335,506
Xilinx, Inc.	89,000	2,131,550
		291,322,681
Materials – 1.6%
Air Products & Chemicals, Inc.	56,900	3,256,956
Airgas, Inc.	17,800	503,206
Aleris International, Inc. (a)	6,100	158,356
Bemis Company, Inc.	28,800	760,896
Cabot Corporation	16,800	573,048
Calgon Carbon Corporation	10,100	55,045
Caraustar Industries, Inc. (a)	7,200	62,856
Crown Holdings, Inc. (a)	43,200	700,704
Ecolab, Inc.	48,300	1,597,764
Engelhard Corporation	32,200	875,840
Fuller (H.B.) Company	7,300	218,781
Lubrizol Corporation	18,100	752,779
MeadWestvaco Corp.	48,512	1,271,985
Minerals Technologies, Inc.	5,300	283,338
Nucor Corporation	40,600	2,429,910
Praxair, Inc.	82,900	4,096,088
Rock-Tenn Company, Class A	9,000	124,830
Rohm & Haas Company	38,087	1,657,927
Schnitzer Steel Industries Inc., Class A	5,800	185,020
Sealed Air Corporation (a)	21,500	1,081,665
Sigma-Aldrich Corporation	17,000	1,082,900
Materials (Continued)
Sonoco Products Company	25,645	$725,754
Valspar Corporation	26,200	577,710
Wausau-Mosinee Paper Corporation	15,700	171,915
Wellman, Inc.	8,200	53,629
Worthington Industries, Inc.	17,100	344,052
		23,602,954
Telecommunication Services – 5.2%
AT&T Corporation	205,716	4,069,062
BellSouth Corporation	471,000	12,255,420
Citizens Communications Company	86,767	1,062,028
SBC Communications, Inc.	850,028	20,273,168
Sprint Corp. - FON Group	754,500	17,587,395
Telephone and Data Systems, Inc.	26,000	983,321
Verizon Communications	710,522	22,388,548
		78,618,942
Utilities – 0.8%
AGL Resources, Inc.	20,600	724,914
Cascade Natural Gas Corporation	2,900	59,740
Cleco Corporation	12,200	258,640
Energen Corporation	19,400	729,440
Equitable Resources, Inc.	30,700	1,186,555
IDACORP, Inc.	11,300	326,231
KeySpan Corporation	44,800	1,548,736
MGE Energy, Inc.	4,400	155,936
National Fuel Gas Company	21,800	657,052
NICOR, Inc.	11,400	446,880
NiSource, Inc.	68,547	1,621,137
Northwest Natural Gas Company	6,500	224,900
OGE Energy Corporation	24,200	623,392
Peoples Energy Corporation	10,900	405,480
Pepco Holdings, Inc.	47,200	1,014,328
Questar Corporation	21,400	1,685,249
Southern Union Company (a)	25,521	600,254
WGL Holdings	12,600	391,608
		12,660,472

Domini Social Index Trust / Portfolio of Investments (Continued)

October 31, 2005 (Unaudited)

Value
Total Investments — 99.8%
(Cost $1,270,144,301)(b)	$1,499,423,818
Other Assets, less liabilities — 0.2%	2,871,856
Net Assets — 100.0%	$1,502,295,674

(a)

Non-income producing security.

(b)

The aggregate cost for federal income tax purposes is $1,379,123,254. The aggregate gross unrealized appreciation is $365,337,922, and the aggregate gross unrealized depreciation is $245,037,358, resulting in net unrealized appreciation of $120,300,564.

Copyright in the Domini 400 Social IndexSM is owned by KLD Research & Analytics, Inc., and the Index is reproduced here by permission. No portion of the Index may be reproduced or distributed by any means or in any medium without the express written consent of the copyright owner.

SEE NOTES TO PORTFOLIO OF INVESTMENTS

DOMINI SOCIAL INDEX TRUST

NOTES TO PORTFOLIO OF INVESTMENTS
October 31, 2005 (UNAUDITED)

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Domini Social Index Trust (Index Trust) is a series of Domini Social Trust (formerly Domini Social Index Portfolio) which is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company that was organized as a trust under the laws of the State of New York on June 7, 1989. The Index Trust intends to correlate its investment portfolio as closely as is practicable with the Domini 400 Social Index,SM which is a common stock index developed and maintained by KLD Research & Analytics, Inc. The Declaration of Trust permits the Trustees to issue an unlimited number of beneficial interests in the Index Trust. The Index Trust commenced operations effective on August 10, 1990, and began investment operations on June 3, 1991.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the Index Trust's significant accounting policies.

(A) Valuation of Investments. The Index Trust values securities listed or traded on national securities exchanges at the last sale price or, if there have been no sales that day, at the mean of the current bid and ask price that represents the current value of the security. Securities listed on the NASDAQ National Market System are valued using the NASDAQ Official Closing Price (NOCP). If an NOCP is not available for a security listed on the NASDAQ National Market System, the security will be valued at the last sale price or, if there have been no sales that day, at the mean of the current bid and ask price. Index Trust securities for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Index Trust's Board of Trustees.

(B) Dividend Income. Dividend income is recorded on the ex-dividend date.

(C) Federal Taxes. The Index Trust will be treated as a partnership for U.S. federal income tax purposes and is therefore not subject to U.S. federal income tax. As such, each investor in the Index Trust will be taxed on its share of the Index Trust's ordinary income and capital gains. It is intended that the Index Trust will be managed in such a way that an investor will be able to satisfy the requirements of the Internal Revenue Code applicable to regulated investment companies.

(D) Other. Investment transactions are accounted for on the trade date. Gains and losses are determined on the basis of identified cost.

Domini European Social Equity Trust

Portfolio of Investments

October 31, 2005 (Unaudited)

Security	Industry	Shares	Value
AUSTRIA — 0.9%
OMV AG	Energy	1,832	$98,743
			98,743
DENMARK — 4.9%
Danske Bank A/S	Banks	6,394	200,372
Dampskibssel Torm AS	Energy	3,631	192,607
TDC A/S	Telecommunication Services	2,500	139,835
			532,814
FINLAND — 7.5%
Uponor Oyj	Capital Goods	4,406	94,938
Kesko OYJ	Food & Staples Retailing	4,291	117,901
Sampo Ins Co Ltd A	Insurance	10,236	156,930
Tietoenator OYJ	Software & Services	3,860	122,518
Nokia Oyj	Technology Hardware & Equipment	16,277	270,601
Elisa Oyj-A Shares	Telecommunication Services	2,292	40,109
			802,997
FRANCE — 16.0%
Michelin (CDGE) Cl B	Automobiles & Components	2,105	113,558
Valeo SA	Automobiles & Components	890	33,312
BNP Paribas	Banks	3,903	295,682
Natexis Banques	Banks	899	135,136
Soc Generale Paris	Banks	2,244	256,008
AGF	Insurance	1,537	146,263
CNP Assurances	Insurance	2,649	184,183
Ciments Francais A	Materials	1,252	141,636
Vivendi Universal SA	Media	5,724	180,174
Sanofi-Aventis	Pharmaceuticals & Biotechnology	2,939	234,198
			1,720,150
GERMANY — 10.7%
Continental	Automobiles & Components	1,777	135,792
Adidas-Salomon AG	Consumer Durables & Apparel	748	125,419
Celesio Ag	Health Care Equipment & Services	1,942	167,730
Fresenius Ag	Health Care Equipment & Services	936	120,619
Linde AG	Materials	2,519	179,337
Merck KGAA	Pharmaceuticals & Biotechnology	1,772	146,447
Douglas Holding AG	Retailing	1,515	57,523
Deutsche Post	Transportation	10,050	223,895
			1,156,762
IRELAND — 1.9%
Bank Of Ireland	Banks	11,100	167,916
Fyffes PLC	Food & Staples Retailing	13,143	38,096
			206,012
ITALY — 3.9%
Fiat SPA(a)	Automobiles & Components	9,463	76,960
Banche Popolari Scrl	Banks	1,979	41,860
Capitalia Spa	Banks	28,454	148,337
Italcementi SPA	Materials	9,398	153,988
			421,145

Domini European Social Equity Trust / Portfolio of Investments (Continued)

October 31, 2005 (Unaudited)

Security	Industry	Shares	Value
LUXEMBOURG — 1.1%
Arcelor	Materials	4,847	$115,007
			115,007
NETHERLANDS — 6.9%
Kon Philips Electrs	Consumer Durables & Apparel	4,203	109,744
ING Groep NV	Diversified Financials	10,017	288,549
Unilever NV CVA	Food Beverage & Tobacco	1,554	109,259
Wolters Kluwer NV	Media	439	8,134
OCE NV	Technology Hardware & Equipment	4,293	61,395
Koninklijke KPN	Telecommunication Services	17,300	164,525
			741,606
NORWAY — 6.9%
DNB Nor ASA	Banks	14,750	150,893
Statoil ASA	Energy	13,842	309,826
Orkla ASA	Food Beverage & Tobacco	4,250	149,067
Storebrand ASA	Insurance	4,734	43,513
Telenor ASA	Telecommunication Services	7,578	74,026
Hafslund ASA B	Utilities	1,600	14,031
			741,356
SPAIN — 1.4%
Corporacion Mapfre	Insurance	8,849	154,850
			154,850
SWEDEN — 4.4%
ForeningsSparbanken	Banks	6,504	160,484
Atlas Copco B Free(a)	Capital Goods	857	13,990
Scania AB B	Capital Goods	4,617	155,375
SKF AB B(a)	Capital Goods	1,140	14,387
Getinge Indust AB B	Health Care Equipment & Services	1,589	19,853
SSAB Swedish Steel A	Materials	2,200	65,611
Eniro AB	Media	3,900	42,606
			472,306
SWITZERLAND — 3.4%
Zurich Finl Services	Insurance	570	97,082
Novartis AG	Pharmaceuticals & Biotechnology	2,640	141,805
Logitech Intl(a)	Technology Hardware & Equipment	3,428	129,702
			368,589
UNITED KINGDOM — 28.9%
HBOS PLC	Banks	13,503	199,475
HSBC Holdings PLC	Banks	10,839	170,483
Northern Rock PLC	Banks	8,136	114,430
Royal Bank Scotland	Banks	677	18,744
Tomkins PLC	Capital Goods	17,246	80,370
Aggreko PLC	Commercial Services & Supplies	36,324	153,683
Brambles Ind PLC	Commercial Services & Supplies	25,891	149,647
Barratt Developments	Consumer Durables & Apparel	11,548	154,650
Taylor Woodrow PLC	Consumer Durables & Apparel	30,334	168,076
Man Group PLC	Diversified Financials	6,529	177,993
BG Group Plc	Energy	1,295	11,371

Domini European Social Equity Trust / Portfolio of Investments (Continued)

October 31, 2005 (Unaudited)

Security	Industry	Shares	Value
UNITED KINGDOM (Continued)
Alliance Unichem plc	Health Care Equipment & Services	11,523	$157,171
Aviva Plc	Insurance	5,947	70,220
Royal & Sun Alliance	Insurance	75,569	128,759
GlaxoSmithKline Plc	Pharmaceuticals & Biotechnology	5,457	141,909
Inchcape UK	Retailing	3,365	122,712
Marks & Spencer PLC	Retailing	26,060	192,603
Cable & Wireless PLC	Telecommunication Services	76,278	155,961
Vodafone Group PLC	Telecommunication Services	55,985	146,927
Arriva PLC	Transportation	17,580	179,413
National Express Gp	Transportation	10,860	158,029
AWG PLC	Utilities	4,427	75,352
Kelda Group PLC	Utilities	14,873	183,249
			3,111,227
Total Investments — 98.8% (Cost $10,856,314)(b)			10,643,564
Other Assets, less liabilities — 1.2%			130,076
Net Assets — 100.0%			$10,773,640

(a)

Non-income producing security.

(b)

The aggregate cost for federal income tax purposes is $10,856,314. The aggregate gross unrealized appreciation is $81,309, and the aggregate gross unrealized depreciation is $294,059, resulting in net unrealized depreciation of $212,750.

SEE NOTES TO PORTFOLIO OF INVESTMENTS

DOMINI EUROPEAN SOCIAL EQUITY TRUST

NOTES TO PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2005 (UNAUDITED)

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Domini European Social Equity Trust (European Trust) is a series of Domini Social Trust (formerly Domini Social Index Portfolio), which is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company that was organized as a trust under the laws of the State of New York on June 7, 1989. The Declaration of Trust permits the Trustees to issue an unlimited number of beneficial interests in the European Trust. The European Trust was designated as a series of the Domini Social Trust on August 1, 2005 and commenced operations on October 1, 2005. The European Trust invests primarily in stocks of European companies that meet a comprehensive set of social and environmental standards.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the European Trust's significant accounting policies.

(A) Valuation of Investments. Securities listed or traded on national securities exchanges are valued at the last sale price or, if there have been no sales that day, at the mean of the current bid and ask price which represents the current value of the security. Securities listed on the NASDAQ National Market System are valued using the NASDAQ Official Closing Price (the "NOCP"). If an NOCP is not available for a security listed on the NASDAQ National Market System, the security will be valued at the last sale price or, if there have been no sales that day, at the mean of the current bid and ask price. Securities for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Board of Trustees.

Securities that are primarily traded on foreign exchanges generally are valued at the closing price of such securities on their respective exchanges, except that if the European Trust's Manager or Submanager, as applicable, is of the opinion that such price would result in an inappropriate value for a security, including as a result of an occurrence subsequent to the time a value was so established, then the fair value of those securities may be determined by consideration of other factors by or under the direction of the Board of Trustees or its delegates. In valuing assets, prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate.

(B) Foreign Currency Translation. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board of Trustees.

(C) Foreign Currency Contracts. When the European Trust purchases or sells foreign securities it may enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. A foreign exchange contract is an agreement between two parties to exchange different currencies at an agreed upon exchange rate on a specified date.

(D) Dividend Income. Dividend income is recorded on the ex-dividend date.

(E) Federal Taxes. The European Trust will be treated as a partnership for U.S. federal income tax purposes and is therefore not subject to U.S. federal income tax. As such, each investor in the European Trust will be taxed on its share of the European Trust's ordinary income and capital gains. It is intended that the European Trust will be managed in such a way that an investor will be able to satisfy the requirements of the Internal Revenue Code applicable to regulated investment companies.

(F) Other. Investment transactions are accounted for on the trade date. Gains and losses are determined on the basis of identified cost.

Domini European Social Equity Trust — Notes to Portfolio of Investments  13

Each Trust's Portfolio of Investments as of the date on the cover of this report has not been audited. This report is provided for the general information of each Trust's investors. For more information regarding the the Trusts and their holdings, please see the Trusts' most recent Registration Statement and Annual Report.

Item 2.    Controls and Procedures.

(a) Within 90 days prior to the filing of this report on Form N-Q, Amy L. Domini, the registrant’s President and Principal Executive Officer, and Carole M. Laible, the registrant’s Treasurer and Principal Financial Officer, reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) of the Investment Company Act of 1940) and evaluated their effectiveness. Based on their evaluation, Ms. Domini and Ms. Laible determined that the disclosure controls and procedures adequately ensure that information required to be disclosed by the registrant in this report on Form N-Q is recorded, processed, summarized, and reported within the time periods required by the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.    Exhibits.

Separate certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 for each principal executive officer and principal financial officer of the registrant are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DOMINI SOCIAL TRUST

By:	/s/ Amy L. Domini Amy L. Domini President

Date: December 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Amy L. Domini Amy L. Domini President (Principal Executive Officer)

Date: December 29, 2005

By:	/s/ Carole M. Laible Carole M. Laible Treasurer (Principal Financial Officer)

Date: December 29, 2005